FAIR VALUES OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and due from banks, Carrying Amount	$ 3,772,798	$ 5,959,864	$ 12,708,542
Interest-bearing deposits with banks, Carrying Amount	12,145,000	13,865,000	2,115,431
Available-for-sale securities, Carrying Amount	29,481,319	28,630,551	29,017,912
Loans held for sale, Carrying Amount	17,597,841	11,380,627	9,429,090
Loans held for investment, net, Carrying Amount	194,904,000	192,137,000	173,990,000
Stock in financial institutions, Carrying Amount	1,553,000	1,547,000	1,906,000
Cash and due from banks, Fair Value	3,773,000	5,960,000	12,709,000
Interest-bearing deposits with banks, Fair Value	12,145,000	13,865,000	2,115,000
Available-for-sale securities, Fair Value	29,481,000	28,631,000	29,018,000
Loans held for sale, Fair Value	17,598,000	11,381,000	9,429,000
Loans held for investment, net, Fair Value	194,934,000	195,631,000	175,417,000
Stock in financial institutions, Fair Value	1,552,961	1,546,847	1,905,935
Financial liabilities:
Demand deposits and savings and NOW deposits, Carrying Amount	162,873,000	151,593,000	118,551,000
Time deposits, Carrying Amount	71,756,018	74,106,894	83,388,039
Federal Home Loan Bank Advances, Carrying Amount	11,000,000	13,000,000	12,500,000
Demand deposits and savings and NOW deposits, Fair Value	160,198,000	147,947,000	117,285,000
Time deposits, Fair Value	71,791,000	74,149,000	83,571,000
Federal Home Loan Bank Advances, Fair value	10,998,000	13,004,000	12,503,000
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and due from banks, Fair Value	3,773,000	5,960,000	12,709,000
Interest-bearing deposits with banks, Fair Value	$ 12,145,000	$ 13,865,000	2,115,000
Available-for-sale securities, Fair Value
Loans held for sale, Fair Value
Loans held for investment, net, Fair Value
Stock in financial institutions, Fair Value
Financial liabilities:
Demand deposits and savings and NOW deposits, Fair Value	$ 160,198,000	$ 147,947,000	$ 117,285,000
Time deposits, Fair Value
Federal Home Loan Bank Advances, Fair value
Significant Other Observable Inputs Level 2
Financial assets:
Cash and due from banks, Fair Value
Interest-bearing deposits with banks, Fair Value
Available-for-sale securities, Fair Value	$ 29,481,000	$ 28,631,000	$ 29,018,000
Loans held for sale, Fair Value	$ 17,598,000	11,381,000	9,429,000
Loans held for investment, net, Fair Value
Stock in financial institutions, Fair Value	$ 1,553,000	$ 1,547,000	$ 1,906,000
Financial liabilities:
Demand deposits and savings and NOW deposits, Fair Value
Time deposits, Fair Value	$ 71,791,000	$ 74,149,000	$ 83,571,000
Federal Home Loan Bank Advances, Fair value	$ 10,998,000	$ 13,004,000	12,503,000
Significant Unobservable Inputs Level 3
Financial assets:
Cash and due from banks, Fair Value
Interest-bearing deposits with banks, Fair Value
Available-for-sale securities, Fair Value
Loans held for sale, Fair Value
Loans held for investment, net, Fair Value	$ 194,934,000	$ 195,631,000	$ 175,417,000
Stock in financial institutions, Fair Value
Financial liabilities:
Demand deposits and savings and NOW deposits, Fair Value
Time deposits, Fair Value
Federal Home Loan Bank Advances, Fair value